Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Employee benefits and share-based payments
Schedule of movements in the number of matching shares outstanding
	06.30.2023	06.30.2022	06.30.2021
At the beginning	2.0	2.1	2.4
Granted	-	(0.1)	(0.3)
At the end	2	2.0	2.1